Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 167	$ 154	$ 329	$ 339
Items that may subsequently be reclassified to income:
Change in unrealized fair value of derivatives designated as cash flow hedges	0	0	0	1
Adjustment for hedged items recognized in the period	0	(1)	0	(1)
Share of other comprehensive loss of associates	0	(7)	0	(6)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	0	(8)	0	(6)
Items that will not be subsequently reclassified to income:
Remeasurements on employee benefit plans	(10)	(9)	(5)	0
Total other comprehensive income	(10)	(17)	(5)	(6)
Comprehensive income	157	137	324	333
Comprehensive income attributable to:
Equity shareholders	$ 157	$ 137	$ 324	$ 333